Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Document Period End Date	Dec. 31, 2020
Quoted Prices In Active Markets For Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	$ 0	$ 0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0
Liabilities	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Premises Evacuation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Investment Elected To Be Accounted For Using The Fair Value Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Quoted Prices In Active Markets For Identical Assets (Level 1) | Contingent purchase obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0	0
Significant Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	8,948	21,743
Significant Observable Inputs (Level 2) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	14,676	23,886
Liabilities	22,579	8,326
Significant Observable Inputs (Level 2) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	16,851	6,183
Significant Observable Inputs (Level 2) | Contingent purchase obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	(74,082)	(64,804)
Significant Unobservable Inputs (Level 3) | Foreign Currency Derivative And Option Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Liabilities	0	0
Significant Unobservable Inputs (Level 3) | Cross Currency Interest Rate Swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Significant Unobservable Inputs (Level 3) | Premises Evacuation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	29,133	30,867
Significant Unobservable Inputs (Level 3) | Investment Elected To Be Accounted For Using The Fair Value Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	37,963	51,415
Significant Unobservable Inputs (Level 3) | Contingent purchase obligation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 141,178	$ 147,086